Stock Awards (Details) - Fair values estimation assumptions (Employee Stock Option [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Stock Awards (Details) - Fair values estimation assumptions [Line Items]
Risk-free interest rate	0.71% - 1.22%	0.71% - 1.14%	0.71% - 1.14%	0.79% - 2.24%
Expected term	4 years 9 months	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	96.73% - 108.14%	65.02% - 98.80%	65.02% - 103.61%	42.44% - 66.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%